Inventories - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Inventory write-downs	$ 2,006	$ 308	$ 1,832